Equity-accounted investees - Summary of cash consideration transferred (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	May 06, 2019	Dec. 31, 2018	[1]
Disclosure of cash consideration transferred [line Items]
Goodwill	₽ 6,954,183		₽ 6,989,255
Skillaz [member]
Disclosure of cash consideration transferred [line Items]
Call option		₽ 25,341
Group's share of net assets (25.01%)	80,329
Goodwill	₽ 158,757	158,757
Cash consideration transferred		234,730
Skillaz [member] | Level 3 of fair value hierarchy [member]
Disclosure of cash consideration transferred [line Items]
Group's share of net assets (25.01%)		202,447
Equity attributable to owners of parent [member] | Level 3 of fair value hierarchy [member]
Disclosure of cash consideration transferred [line Items]
Group's share of net assets (25.01%)		₽ 50,632

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.